Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]

Asset items as of December 31, 2020

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2020
Cash and central bank balances	166,208	0	166,208
Interbank balances (w/o central banks)	9,120	11	9,130
Central bank funds sold and securities purchased under resale agreements	4,728	3,805	8,533
Securities borrowed	0	0	0
Financial assets at fair value through profit or loss	515,653	12,327	527,980
Financial assets at fair value through other comprehensive income	14,393	41,441	55,834
Equity method investments	0	901	901
Loans at amortized cost	111,588	315,103	426,691
Property and equipment	0	5,549	5,549
Goodwill and other intangible assets	0	6,725	6,725
Other assets	94,685	15,675	110,360
Assets for current tax	300	686	986
Total assets before deferred tax assets	916,674	402,223	1,318,898
Deferred tax assets			6,063
Total assets			1,324,961

Liability items as of December 31, 2020

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2020
Deposits	544,383	23,362	567,745
Central bank funds purchased and securities sold under repurchase agreements	1,830	495	2,325
Securities loaned	1,698	0	1,698
Financial liabilities at fair value through profit or loss	416,042	3,157	419,199
Other short-term borrowings	3,553	0	3,553
Other liabilities	112,617	1,591	114,208
Provisions	2,430	0	2,430
Liabilities for current tax	328	246	574
Long-term debt	59,613	89,550	149,163
Trust preferred securities	1,321	0	1,321
Total liabilities before deferred tax liabilities	1,143,814	118,402	1,262,216
Deferred tax liabilities			561
Total liabilities			1,262,777

Asset items as of December 31, 2019

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2019
Cash and central bank balances	137,370	222	137,592
Interbank balances (w/o central banks)	9,613	22	9,636
Central bank funds sold and securities purchased under resale agreements	9,591	4,210	13,801
Securities borrowed	428	0	428
Financial assets at fair value through profit or loss	517,138	13,576	530,713
Financial assets at fair value through other comprehensive income	12,183	33,320	45,503
Equity method investments	0	929	929
Loans at amortized cost	115,669	314,172	429,841
Property and equipment	0	4,930	4,930
Goodwill and other intangible assets	0	7,029	7,029
Other assets	82,355	28,004	110,359
Assets for current tax	405	521	926
Total assets before deferred tax assets	884,752	406,936	1,291,688
Deferred tax assets			5,986
Total assets			1,297,674

Liability items as of December 31, 2019

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2019
Deposits	546,077	26,131	572,208
Central bank funds purchased and securities sold under repurchase agreements	3,057	58	3,115
Securities loaned	259	0	259
Financial liabilities at fair value through profit or loss	399,943	4,505	404,448
Other short-term borrowings	5,218	0	5,218
Other liabilities	105,978	1,986	107,964
Provisions	2,622	0	2,622
Liabilities for current tax	502	149	651
Long-term debt	38,088	98,384	136,473
Trust preferred securities	2,013	0	2,013
Total liabilities before deferred tax liabilities	1,103,756	131,214	1,234,970
Deferred tax liabilities			545
Total liabilities			1,235,515